Stock-Based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense
Stock-based compensation expense	$ 375,790	$ 1,114,656
Cost of Revenue
Stock-based compensation expense
Stock-based compensation expense	1,776	19,876
Research and Development
Stock-based compensation expense
Stock-based compensation expense	11,608	414,322
General and Administrative
Stock-based compensation expense
Stock-based compensation expense	$ 362,406	$ 680,458